ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

12.ACCRUED LIABILITIES AND OTHER PAYABLES

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	754	514
Accrued rent, electricity and water	1,231	1,156
Accrued other taxes	866	866
Others	987	3,645
	20,038	22,381

The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.